CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015	Jan. 01, 2019
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
Property, plant and equipment	¥ 1,250,000	¥ 68,000
Impairment loss recognised in profit or loss, property, plant and equipment	0	0	¥ 0
Investment property	0	0
Impairment loss recognised in profit or loss, investment property	0	0	0
Right-of-use assets					¥ 17,266,000
Impairment loss of land use rights	0	0	0
Impairment loss recognised in profit or loss, goodwill	0	0	0	¥ 3,735,000
Income tax payable	209,000	0
Bad debts	125,554,000	150,268,000	¥ 68,660,000
Trade and other current receivables	51,416,000	101,470,000
Current inventories	31,589,000	52,201,000
Land use rights member
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
Right-of-use assets	¥ 0	¥ 0